Securitization Transactions	12 Months Ended
Mar. 31, 2014
Securitization Transactions

10. Securitization Transactions

The Company and its subsidiaries have securitized various financial assets such as lease receivables and installment loans (commercial mortgage loans, housing loans and other).

In the securitization process, these financial assets are transferred to various vehicles (the “SPEs”), such as trusts and special-purpose companies that issue beneficial interests of the securitization trusts and securities backed by the financial assets to investors. The cash flows collected from these assets transferred to the SPEs are then used to repay these asset-backed beneficial interests and securities. As the transferred assets are isolated from the Company and its subsidiaries, the investors and the SPEs have no recourse to other assets of the Company and its subsidiaries in cases where the debtors or the issuers of the transferred financial assets fail to perform under the original terms of those financial assets.

The Company and its subsidiaries often retain interests in the SPEs in the form of the beneficial interest of the securitization trusts. Those interests that continue to be held include interests in the transferred assets and are often subordinate to other tranche(s) of the securitization. Those beneficial interests that continue to be held by the Company and its subsidiaries are subject to credit risk, interest rate risk and prepayment risk on the securitized financial assets. With regards to these subordinated interests that the Company and its subsidiaries retain, they are subordinated to the senior investments and are exposed to different credit and prepayment risks, since they first absorb the risk of the decline in the cash flows from the financial assets transferred to the SPEs for defaults and prepayment of the transferred assets. If there is any excess cash remaining in the SPEs after payment to investors in the securitization of the contractual rate of returns, most of such excess cash is distributed to the Company and its subsidiaries for payments of the subordinated interests.

In accordance with ASC 860 (“Transfers and Servicing”) and ASC 810 (“Consolidation”), trusts or SPEs used in securitization transactions have been consolidated if the Company and its subsidiaries are the primary beneficiary of the trusts or SPEs.

During fiscal 2012, 2013 and 2014, there was no securitization transaction accounted for as a sale.

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2013 and 2014, and quantitative information about net credit loss for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	Total principal amount of receivables
	Millions of yen
	March 31, 2013	March 31, 2014
Direct financing leases	¥989,380	¥1,094,073
Installment loans	2,691,171	2,315,555

Assets recorded on the balance sheet	3,680,551	3,409,628
Direct financing leases sold on securitization	1,698	1,156

Total assets managed together or sold on securitization	¥3,682,249	¥3,410,784

	Principal amount of receivables more than 90 days past-due and impaired loans
	Millions of yen
	March 31, 2013	March 31, 2014
Direct financing leases	¥15,806	¥13,887
Installment loans	220,485	141,973

Assets recorded on the balance sheet	236,291	155,860
Direct financing leases sold on securitization	0	0

Total assets managed together or sold on securitization	¥236,291	¥155,860

	Credit loss
	Millions of yen
	2012	2013	2014
Direct financing leases	¥6,783	¥4,046	¥4,351
Installment loans	29,476	39,142	23,761

Assets recorded on the balance sheet	36,259	43,188	28,112
Direct financing leases sold on securitization	0	0	0

Total assets managed together or sold on securitization	¥36,259	¥43,188	¥28,112

A certain subsidiary originates and sells loans into the secondary market while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The servicing assets related to those servicing activities are included in other operating assets and the balances of these servicing assets as of March 31, 2013 and 2014 were ¥14,562 million and ¥16,911 million, respectively. During the fiscal year ended March 31, 2013 and 2014, the servicing assets were increased by ¥4,224 million and ¥4,355 million, respectively, mainly from loans sold with servicing retained and decreased by ¥3,045 million and ¥3,416 million, respectively, mainly from amortization and increased by ¥1,850 million and ¥1,410 million, respectively, from the effects of changes in foreign exchange rates. The fair value of the servicing assets as of March 31, 2013 and 2014 were ¥19,376 million and ¥23,604 million, respectively.